Related-Party Transactions (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2022	Sep. 30, 2021
Related-Party Transactions
Accounts payable to related party	$ 0.0		$ 0.0
MARIADB CORPORATION AB [Member]
Related-Party Transactions
Accounts payable to related party			0.0	$ 0.0
Shareholders
Related-Party Transactions
Receivable from related party	0.1		0.0
Revenue from related party	0.1	$ 0.2
Shareholders | MARIADB CORPORATION AB [Member]
Related-Party Transactions
Receivable from related party			0.0	0.4
Revenue from related party			0.7	2.0
MariaDB Foundation
Related-Party Transactions
Related party expense	$ 0.2	$ 0.1
MariaDB Foundation | MARIADB CORPORATION AB [Member]
Related-Party Transactions
Related party expense			$ 0.2	$ 0.5